Note 1 - Organization and Business Operations (Details Textual) - $ / shares	Jun. 30, 2022	Jan. 25, 2022	Dec. 31, 2021
Common Class B [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001		$ 0.0001
Sky Harbour LLC [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001
Sky Harbour LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent		26.10%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	26.10%
Sky Harbour LLC [Member] | LLC Interests and TRA Holders [Member]
Noncontrolling Interest, Ownership Percentage by Parent	73.90%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	73.90%	73.90%